Commitments & Contingencies - Additional Information (Detail)	Jan. 12, 2021 USD ($) $ / shares shares
Loss Contingencies [Line Items]
Underwriting discount per unit | $ / shares	$ 0.20
Deferred underwriting commissions per unit | $ / shares	$ 0.35
Deferred Underwriting Commissions | $	$ 21,131,250
Payments for Underwriting Expense | $	$ 12,100,000
Forward Purchase Agreement [Member] | Forward Purchase Investor [Member] | Forward Purchase units [Member]
Loss Contingencies [Line Items]
Option to purchase additional shares	5,000,000
Forward Purchase Agreement [Member] | Forward Purchase Investor [Member] | Forward Purchase units [Member] | Share Price Range One [Member]
Loss Contingencies [Line Items]
Stock shares issued during the period	250,000,000
Stock issued during period shares new shares	250,000,000
Share Price | $ / shares	$ 11.50
Sale of stock issue price per share | $ / shares	$ 10.00
Option to purchase additional shares value | $	$ 50,000,000
Forward Purchase Agreement [Member] | Forward Purchase Investor [Member] | Forward Purchase units [Member] | Share Price Range Two [Member]
Loss Contingencies [Line Items]
Share Price | $ / shares	$ 10.00
Over-Allotment Option [Member]
Loss Contingencies [Line Items]
Stock shares issued during the period	7,875,000
Stock issued during period shares new shares	7,875,000
Over-Allotment Option [Member] | Common Class A [Member]
Loss Contingencies [Line Items]
Overallotment Option Vesting Period	45 days
Stock shares issued during the period	7,875,000
Stock issued during period shares new shares	7,875,000